GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of goodwill [Abstract]
Schedule of Goodwill

	2022 £m	2021 £m
At 1 January	2,320	2,320
Acquisition of businesses (see below)	335	–
At 31 December	2,655	2,320
Cost[1]	2,999	2,664
Accumulated impairment losses	(344)	(344)
At 31 December	2,655	2,320
1    For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.